Cover	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	MIND CTI LTD
Entity Central Index Key	0001119083
Entity File Number	000-31215
Entity Incorporation, State or Country Code	L3
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	2 HaCarmel Street
Entity Address, City or Town	Yoqneam
Entity Address, Country	IL
Entity Address, Postal Zip Code	2066724
Entity Listings [Line Items]
Title of 12(b) Security	Ordinary Shares, nominal value NIS 0.01 per share
Trading Symbol	MNDO
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	20,366,326
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Arie Abramovich
Contact Personnel Email Address	investor@mindcti.com
Entity Address, Address Line One	2 HaCarmel Street
Entity Address, City or Town	Yoqneam
Entity Address, Country	IL
Entity Address, Postal Zip Code	2066724
Entity Phone Fax Numbers [Line Items]
City Area Code	+972
Local Phone Number	4-9936666